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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-534-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

August 13, 2002
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.



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                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   $74,284        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                      FORM 13F INFORMATION TABLE
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NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------

AU OPTRONICS CORP-ADR     SPON ADR   002255107       294    35,000 SH            DEFINED                                    35,000
BARRICK GOLD CORP         COM        067901108     1,896   100,000 SH            DEFINED               100,000
BRAZIL FUND INC COMMON US COM        105759104     1,262    99,000 SH            DEFINED                99,000
BROOKSTONE INC            COM        114537103       836    47,130 SH            DEFINED                47,130
CELESTICA INC             SUB VTG SH 15101Q108       227    10,000 SH            DEFINED                10,000
CHECKPOINT SOFTWARE TECH  ORD        M22465104       524    38,520 SH            DEFINED                38,520
CIGNA CORPORATION         COM        125509109    28,495   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPON ADR D 204421101       347    24,262 SH            DEFINED                                    24,262
DEVON ENERGY CORPORATION  COM        25179M103       598    12,139 SH            DEFINED                12,139
EL PASO CORP              COM        28336L109     1,314    63,764 SH            DEFINED                63,764
EMPRESA NACIONAL ELECRTIC SPON ADR   29244T101       607    76,600 SH            DEFINED                                    76,600
ENERSIS SA SPON ADR       SPON ADR   29274F104       430    74,200 SH            DEFINED                                    74,200
GENERAL COMMUNICATION     CL A       369385109       133    19,931 SH            DEFINED                19,931
GROUPO ELECKTRA GDR 2CPO  GL DE RCPT 40050A102       294    35,000 SH            DEFINED                                    35,000
INDIA FUND INC. USD0.001  COM        454089103     4,128   434,542 SH            DEFINED               434,542
LAN CHILE S.A. ADR        SPON ADR   501723100       103    20,000 SH            DEFINED                                    20,000
MATAV RT-SPONSORED ADR    SPON ADR   559776109       921    57,615 SH            DEFINED                                    57,615
MSDW INDIA INVESTMENT FUN COM        61745C105       710    76,856 SH            DEFINED                76,856
NEWS CORP LTD ADR NEW COM ADR NEW    652487703       686    30,000 SH            DEFINED                                    30,000
NORTEL NETWORKS CORP (NEW COM        656568102        14    10,000 SH            DEFINED                10,000
ORBOTECH LTD ISRAEL COM   ORD        M75253100       447    19,650 SH            DEFINED                19,650
PETROLEO BRASILEIRO ADR   SPON ADR   71654V101     2,356   135,400 SH            DEFINED                                   135,400
POSCO-ADR                 SPON ADR   693483109       554    20,000 SH            DEFINED                                    20,000
ROYAL DUTCH PETROLEUM     NY REG GLD 780257804     6,986   125,420 SH            DEFINED               125,420
SOUTHERN PERU COPPER CORP COM        843611104       658    44,000 SH            DEFINED                44,000
SPRINT CORP               COM FON GR 852061100       115    10,858 SH            DEFINED                10,858
TAIWAN FUND INC. COMMON U COM        874036106       333    30,000 SH            DEFINED                30,000
TAIWAN SEMICONDUCTOR MFG  SPON ADR   874039100     1,639   127,600 SH            DEFINED                                   127,600
TELECOM DE CHILE ADR REP  SP ADR NEW 204449300       416    35,000 SH            DEFINED                                    35,000
TELEFONOS DE MEXICO SA    SP ADR ORD 879403780     2,885    90,000 SH            DEFINED                90,000
TEVA PHARMACEUTICALS INDS ADR        881624209     1,103    16,530 SH            DEFINED                16,530
TRANS CANADA PIPELINE LTD COM        893526103     2,302   150,000 SH            DEFINED               150,000
TREX COMPANY INC          COM        89531P105     9,324   296,932 SH            DEFINED               296,932
TV AZTECA S.A ADR         SPON ADR   901145102       338    50,000 SH            DEFINED                                    50,000
VIMPEL-COMMUNICATION-SP A SPON ADR   68370R109       742    29,000 SH            DEFINED                                    29,000

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